THIS FILING LISTS A SECURITY HOLDING REPORTED ON THE FORM 13F FILED ON AUGUST
  14, 2012, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT WHICH WAS GRANTED UNTIL NOVEMBER 14, 2012 AND A DE NOVO REQUEST FOR CONFIDENTIAL TREATMENT WHICH
    THE REPORTING MANAGER HAS VOLUNTARILY WITHDRAWN AS OF NOVEMBER 26, 2012


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |X|; Amendment Number: 3
     This Amendment (Check only one): |_| is a restatement.
                                      |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STARBOARD VALUE LP
Address: 830 Third Avenue, 3rd Floor
         New York, New York 10022

Form 13F File Number: 28-14564

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey C. Smith
Title:   Managing Member, CEO and CIO
Phone:   (212) 845-7977

Signature, Place, and Date of Signing:

         /s/ Jeffrey C. Smith, New York, NY, November 26, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                         6

Form 13F Information Table Entry Total:                                    1

Form 13F Information Table Value Total:                               $6,917
                                                                   (thousands)

Information with respect to which the Institutional Investment Managers are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-14565                   Starboard Value GP LLC

         2         28-14566                   Starboard Principal Co LP

         3         28-14567                   Starboard Principal Co GP LLC

         4         28-14568                   Jeffrey C. Smith

         5         28-14570                   Mark R. Mitchell

         6         28-14569                   Peter A. Feld

                                                              FORM 13F

   COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
--------------            --------        --------    --------    ---------------------  ----------  --------  ---------------------
                            TYPE                                                                                 VOTING AUTHORITY
                             OF                         VALUE     SHARES OR  SH/  CALL/  INVESTMENT   OTHER    ---------------------
NAME OF ISSUER             CLASS           CUSIP      (X$1000)     PRN AMT   PRN  PUT    DISCRETION  MANAGERS  SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
TESSERA TECHNOLOGIES INC    COM           88164L100     6,917    450,000     SH           DEFINED  1,2,3,4,5,6  450,000